Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended				5 Months Ended		6 Months Ended				7 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2025	Jun. 28, 2025	Jun. 30, 2024	Jun. 29, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (5,450)					$ (105,452)	$ (26,026)		$ (6,721)		$ (15,703)			$ (6,289)		$ 20,043
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for credit losses						2,703
Depreciation and amortization						47,313	31,912
Amortization expense							26,224
Non-cash lease expense						3,667	5,139
Share-based compensation expense						64,626	2,980					$ 62,300
Gain on bargain purchase
Amortization of deferred financing costs						1,366	1,682
Accrued contingent consideration							2,049
Loss on extinguishment of debt
Fair value adjustments on interest rate derivatives
Deferred taxes						(13,983)	(11,718)
Other						(503)	(744)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable						27,782	(12,636)
Prepaid expenses and other current assets						(9,380)	8,388
Accounts payable						(4,479)	974
Accrued expenses and other current liabilities						(7,875)	3,434				17,848
Operating lease obligations						(3,429)	(4,904)
Other assets and liabilities						273	(449)				(5,751)
Net cash provided by (used in) operating activities						2,629	26,305				20,439
Cash flows from investing activities:
Purchases of property and equipment						(13,241)	(12,494)
Proceeds from sale of property and equipment						776	743
Acquisition of ASP Acuren, net of cash acquired						(1,822,186)
Acquisitions of businesses, net of cash acquired							(16,656)				(44,680)
Net cash used in investing activities						(1,834,651)	(28,407)				(57,985)
Cash flows from financing activities:
Proceeds from long-term borrowings						775,000
Payments on long-term borrowings						(1,938)	(3,865)
Payment of debt issuance costs						(21,355)	(1,165)
Payments on finance lease obligations					$ (3,906)	(3,991)	(5,278)				(5,745)
Dividends paid to stockholder
Proceeds from exercise of stock options
Capital contributions from stockholder
Treasury stock repurchase
Proceeds from issuance of common shares and exercise of warrants, net of issuance costs						666,630
Payments of contingent consideration
Net cash (used in) provided by financing activities						1,414,346	(10,308)
Net effect of exchange rate fluctuations on cash and cash equivalents						(123)	3,332				(7,877)
Net change in cash and cash equivalents						(417,799)	(9,078)
Beginning of period						556,933	139,134	$ 139,134
End of period					139,134	139,134	130,056					139,134
Supplemental disclosures of cash flow information:
Cash paid for interest					36,984		28,269							60,355		35,910
Predecessor
Cash flows from operating activities:
Net income (loss)	(5,450)	$ (1,271)	$ (6,289)	$ 20,043					(6,721)		(15,703)			(6,289)		20,043
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for credit losses											408			1,353		1,325
Depreciation and amortization									18,712		45,777			94,818		86,436
Amortization expense									20,051
Non-cash lease expense									6,070		5,453			9,992		8,069
Share-based compensation expense									17,696		17,858			4,975		2,561
Gain on bargain purchase																(12,503)
Amortization of deferred financing costs									2,043		2,406			3,586		3,249
Accrued contingent consideration									527
Loss on extinguishment of debt											9,073
Fair value adjustments on interest rate derivatives									3,102		3,102			7,244		(9,069)
Deferred taxes									(5,401)		(8,376)			(23,442)		(20,370)
Other									(654)		(588)			(78)		179
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable									(46,084)		(32,797)			881		(38,798)
Prepaid expenses and other current assets									(4,991)		(2,829)			(3,243)		2,170
Accounts payable									(7,052)		(9,691)			2,917		(3,503)
Accrued expenses and other current liabilities									3,183		17,848			5,958		19,246
Operating lease obligations									(6,369)		(5,751)			(9,284)		(5,672)
Other assets and liabilities									(2,866)		(5,751)			6,421		(13,383)
Net cash provided by (used in) operating activities									(8,754)		20,439			95,809		39,980
Cash flows from investing activities:
Purchases of property and equipment									(11,321)		(14,334)			(22,141)		(23,075)
Proceeds from sale of property and equipment									974		1,029			1,617		978
Acquisition of ASP Acuren, net of cash acquired
Acquisitions of businesses, net of cash acquired									(46,280)		(44,680)			(6,010)		(45,575)
Net cash used in investing activities									(56,627)		(57,985)			(26,534)		(67,672)
Cash flows from financing activities:
Proceeds from long-term borrowings									30,000		30,000			195,000		50,000
Payments on long-term borrowings									(16,346)		(16,346)			(81,384)		(5,767)
Payment of debt issuance costs														(2,844)		(72)
Payments on finance lease obligations									(4,904)		(5,836)			(9,948)		(7,424)
Dividends paid to stockholder														(150,000)
Proceeds from exercise of stock options																66
Capital contributions from stockholder																200
Treasury stock repurchase																(753)
Proceeds from issuance of common shares and exercise of warrants, net of issuance costs
Payments of contingent consideration																(285)
Net cash (used in) provided by financing activities									8,750		7,818			(49,176)		35,965
Net effect of exchange rate fluctuations on cash and cash equivalents									366		(7,877)			4,377		(5,625)
Net change in cash and cash equivalents									(56,265)		(37,605)			24,476		2,648
Beginning of period		87,061	62,585		49,456				87,061	$ 87,061	87,061	87,061	$ 87,061	62,585	$ 62,585	59,937
End of period	$ 30,796			62,585					30,796		49,456			87,061		62,585
Supplemental disclosures of cash flow information:
Cash paid for interest									7,377		32,332
NV5 Global, Inc.
Cash flows from operating activities:
Net income (loss)								12,116		5,471			27,979	43,724	43,724	49,973
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization								34,159		32,528			66,611		55,111	44,063
Non-cash lease expense								6,368		6,401			12,611		13,562	12,813
Provision for doubtful accounts								530		723			1,746		1,261	(60)
Share-based compensation expense								14,040		13,988			25,981		22,379	19,326
Change in fair value of contingent consideration								(374)					594		(9,280)	2,972
Gain on disposals of property and equipment								(167)		(644)			(940)		(694)	(328)
Deferred taxes								(8,971)		(7,200)			(21,264)		(26,130)	(18,492)
Amortization of debt issuance costs								370		370			741		758	724
Other								(53)		204			137		(125)
Changes in operating assets and liabilities, net of effects of business acquisitions:
Billed receivables								3,467		(4,674)			(41,317)		7,584	10,212
Unbilled receivables								15,522		(18,610)			(26,911)		(15,556)	(3,303)
Prepaid expenses and other current assets								(6,012)		(2,199)			1,812		(2,292)	(1,125)
Accounts payable								(5,311)		3,368			23,599		(8,938)	(1,673)
Accrued liabilities and other long-term liabilities								(8,464)		(12,058)			(9,140)		(19,745)	(19,901)
Contingent consideration								(7)		(1,455)			(1,466)		(1,307)	(800)
Billings in excess of costs and estimated earnings on uncompleted contracts								(7,029)		(8,059)			(3,684)		1,231	(296)
Other current liabilities								(48)		88			231		664	(125)
Net cash provided by (used in) operating activities								50,136		8,242			57,320		62,207	93,980
Cash flows from investing activities:
Purchases of property and equipment								(15,800)		(8,905)			(16,921)		(17,166)	(15,689)
Acquisitions of businesses, net of cash acquired								(8,145)		(53,947)			(63,919)		(189,345)	(5,908)
Proceeds from sale of assets								416		249			684		720	87
Net cash used in investing activities								(23,529)		(62,603)			(80,156)		(205,791)	(21,510)
Cash flows from financing activities:
Payments on finance lease obligations													(1,545)		(1,346)	(1,241)
Borrowings from Senior Credit Facility								25,500		58,000			69,000		188,000
Payments on notes payable and other obligations								(4,575)		(5,274)					(11,071)
Payments on borrowings from Senior Credit Facility								(58,000)		(12,000)			(32,000)		(26,000)	(65,000)
Payments on notes payable													(6,708)		(11,071)	(15,445)
Payments of contingent consideration								(268)		(1,585)			(1,724)		(993)	(1,464)
Purchases of common stock tendered by employees to satisfy the required withholding taxes related to stock-based compensation								(615)							(81)
Net cash (used in) provided by financing activities								(37,958)		39,141			28,568		149,855	(81,909)
Net effect of exchange rate fluctuations on cash and cash equivalents								362		(249)			(195)		12
Net change in cash and cash equivalents								(10,989)		(15,469)			5,537		6,283	(9,439)
Beginning of period		$ 44,824	$ 38,541				$ 50,361	50,361	$ 44,824	44,824	$ 44,824	44,824	44,824	38,541	38,541	47,980
End of period				$ 38,541	$ 50,361	$ 50,361		39,372		29,355		$ 50,361	50,361	$ 44,824	44,824	38,541
Supplemental disclosures of cash flow information:
Cash paid for interest													16,804		12,542	4,220
Cash paid for income taxes, net of refunds													10,346		30,326	29,639
Non-cash investing and financing activities:
Contingent consideration (earn-out)								1,903		4,339			11,881		610	6,299
Notes payable and other obligations issued for acquisitions								3,188		400			5,384		6,333	2,039
Stock issuance for acquisitions								4,013		3,958			4,488		14,851	1,352
Reclassification of liability-classified awards to equity-classified awards								2,826		2,429			2,429		1,697
Finance leases								1,183		1,663			2,555		2,289	2,490
Payment of contingent consideration and other obligations with common stock										$ 600			$ 600		$ 300